Pensions (Tables)	12 Months Ended
Dec. 31, 2024
Pensions [Abstract]
Schedule of Balance Sheet	The amounts recognized in the balance sheet are as follows:
	December 31, 2024	December 31, 2023
Present value of defined benefit obligation	$-	$-
Fair value of plan assets	-	(460,732)
Net defined benefit asset	$-	$(460,732)

Schedule of Movements in Net Defined Benefit Assets	Movements in net defined benefit assets are as follows.
Year ended December 31, 2024	Present value of defined benefits obligation	Fair value of plan assets	Net defined benefit asset

Balance at January 1	$-	$(460,732)	$(460,732)
Current service cost	-	-	-
Refund	-	435,768	435,768
Net exchange differences	-	(19,840)	(19,840)
	-	(44,804)	(44,804)
Remeasurements:
Return on plan asset	$-	$44,804	$44,804
Experience adjustment	-	-	-
	-	44,804	44,804
Paid pension	-	-	-
At December 31	$-	$-	$-

Year ended December 31, 2023	Present value of defined benefits obligation	Fair value of plan assets	Net defined benefit asset

Balance at January 1	$101,505	$(482,957)	$(381,452)
Current service cost	17,257	-	17,257
Interest expense (income)	1,504	(7,154)	(5,650)
Net exchange differences	(1,151)	(279)	(1,430)
	119,115	(490,390)	(371,275)
Remeasurements:
Return on plan asset	$-	$(1,045)	$(1,045)
Experience adjustment	(88,412)	-	(88,412)
	(88,412)	(1,045)	(89,457)
Paid pension	(30,703)	30,703	-
At December 31	$-	$(460,732)	$(460,732)

Schedule of Principal Actuarial Assumptions	The principal actuarial assumptions used were as follows:
	Year ended December 31, 2024	Year ended December 31, 2023
Discount rate	0.00%	1.09%
Future Salary increases	0.00%	0.00%

Schedule of Present Value of Defined Benefit Obligation

Because the main actuarial assumption changed, the present value of defined benefit obligation is affected. The analysis was as follows:

	Discount rate		Future salary increases
	Increase 0.5%	Decrease 0.5%	Increase 0.5%	Decrease 0.5%
December 31, 2024
Effect on present value of defined benefit obligation	$-	$-	$-	$-
December 31, 2023
Effect on present value of defined benefit obligation	$-	$-	$-	$-